Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000011784 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000011784 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000011784 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000011784 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011784 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011784 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000011784 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011784 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000011784 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000011784 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000011784 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000011784 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011786 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000011786 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000011786 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000011786 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011786 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011786 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000011786 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011786 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000011786 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000011786 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000011786 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000011786 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000126246 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000126246 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000126246 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000126246 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000126246 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000126246 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000126246 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000126246 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000126246 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000126246 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000126246 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000126246 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011783 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000011783 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000011783 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000011783 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000011783 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000011783 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000011783 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000011783 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000011783 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000011783 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000011783 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000011783 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000126247 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000126247 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000126247 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000126247 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000126247 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000126247 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000126247 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000126247 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000126247 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000126247 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000126247 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000126247 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000177423 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000177423 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000177423 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000177423 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000177423 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000177423 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000177423 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000177423 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000177423 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000177423 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000177423 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000177423 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000177424 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000177424 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000177424 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000177424 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000177424 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000177424 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000177424 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000177424 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000177424 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000177424 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000177424 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000177424 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000177425 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000177425 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000177425 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000177425 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000177425 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000177425 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000177425 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000177425 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000177425 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000177425 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000177425 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000177425 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000126248 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	5.20%
C000126248 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.00%
C000126248 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%
C000126248 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%
C000126248 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%
C000126248 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%
C000126248 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%
C000126248 [Member] | Materials Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.00%
C000126248 [Member] | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%
C000126248 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.90%
C000126248 [Member] | Financials [Member]
Holdings [Line Items]
Percent of Total Investments	33.60%
C000126248 [Member] | Short-Term Investments [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%